Segment information - Simplified statement of cash flows on telecommunication and Orange Bank activities - Tabular disclosure (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Consolidated net income	€ 3,226	€ 2,158	€ 2,040
Non-monetary items and reclassified items for presentation	12,180	11,497	11,512
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross	69	(152)	(14)
Decrease (increase) in trade receivables, gross	(45)	(97)	(262)
Increase (decrease) in trade payables	(85)	177	412
Changes in other customer contract assets and liabilities	(60)	12	112
Changes in other assets and liabilities	(813)	(176)	164
Operating taxes and levies paid	(1,939)	(1,777)	(1,934)
Dividends received	17	51	55
Interest paid and interest rates effects on derivatives, net	(1,312)	(1,259)	(1,329)
Income tax paid	(1,079)	(928)	(583)
Net cash provided by operating activities	10,159	9,506	10,174
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(7,582)	(7,692)	(7,378)
Cash paid for investment securities, net of cash acquired	(559)	(284)	(34)
Investments in associates and joint ventures	(2)	(6)
Others purchases of assets available for sale			(43)
Purchases of equity securities measured at fair value	(44)	(104)	(7)
Proceeds from sales of investment securities, net of cash transferred	529	110	515
Decrease (increase) in securities and other financial assets	(1,711)	(576)	(994)
Net cash used in investing activities	(9,370)	(8,552)	(7,941)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	8,351	5,214	2,450
Medium and long-term debt redemptions and repayments	(4,650)	(4,095)	(2,728)
Lease liabilities repayment	(1,398)
Increase (decrease) of bank overdrafts and short-term borrowings	(945)	(43)	949
Decrease (increase) of cash collateral deposits	590	208	(1,127)
Exchange rates effects on derivatives, net	26	7	(66)
Coupon and other fees on subordinated notes issuance	(357)	(280)	(282)
Coupon on subordinated notes	500
Purchases of treasury shares - Orange Vision 2020 free share award plan	(27)	(101)
Other proceeds (purchases) from treasury shares	(7)	3	(4)
Capital increase (decrease) - non-controlling interests	79	68	34
Changes in ownership interests with no gain/loss of control	(7)	(6)
Changes in ownership interests with no gain/loss of control			1
Dividends paid to owners of the parent company	(1,857)	(1,860)	(1,729)
Dividends paid to non-controlling interests	(243)	(246)	(236)
Net cash used in financing activities	55	(1,131)	(2,738)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance	5,634	5,810	6,355
Cash change in cash and cash equivalents	844	(177)	(505)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	3	1	(40)
Cash and cash equivalents in the closing balance	6,481	5,634	5,810
Elimination of intersegment amounts [member]
Cash flows from (used in) operating activities [abstract]
Non-monetary items and reclassified items for presentation	1
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in trade receivables, gross	(10)	25	9
Increase (decrease) in trade payables	10	(25)	(9)
Interest paid and interest rates effects on derivatives, net	(1)
Cash flows from (used in) investing activities [abstract]
Decrease (increase) in securities and other financial assets	3	(152)	151
Net cash used in investing activities	3	(152)	151
Cash flows from (used in) financing activities [abstract]
Increase (decrease) of bank overdrafts and short-term borrowings	(3)	152	(151)
Net cash used in financing activities	(3)	152	(151)
Telecom activities, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income	3,411	2,326	2,134
Non-monetary items and reclassified items for presentation	12,087	11,457	11,474
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in inventories, gross	69	(152)	(14)
Decrease (increase) in trade receivables, gross	(34)	(122)	(271)
Increase (decrease) in trade payables	(92)	158	375
Changes in other customer contract assets and liabilities	(59)	12	112
Changes in other assets and liabilities	(87)	(95)	(120)
Operating taxes and levies paid	(1,939)	(1,776)	(1,931)
Dividends received	17	51	55
Interest paid and interest rates effects on derivatives, net	(1,310)	(1,259)	(1,328)
Income tax paid	(1,079)	(928)	(584)
Net cash provided by operating activities	10,983	9,672	9,902
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(7,555)	(7,655)	(7,311)
Cash paid for investment securities, net of cash acquired	(559)	(284)	(34)
Investments in associates and joint ventures	(2)	(6)
Others purchases of assets available for sale			(43)
Purchases of equity securities measured at fair value	(39)	(90)	(7)
Proceeds from sales of investment securities, net of cash transferred	529	110	515
Decrease (increase) in securities and other financial assets	(2,082)	(501)	(1,082)
Net cash used in investing activities	(9,707)	(8,426)	(7,962)
Cash flows from (used in) financing activities [abstract]
Medium and long-term debt issuances	8,351	5,214	2,450
Medium and long-term debt redemptions and repayments	(4,650)	(4,095)	(2,728)
Lease liabilities repayment	(1,395)
Increase (decrease) of bank overdrafts and short-term borrowings	(1,082)	(251)	964
Decrease (increase) of cash collateral deposits	609	203	(1,138)
Exchange rates effects on derivatives, net	26	7	(66)
Coupon and other fees on subordinated notes issuance	(357)	(280)	(282)
Coupon on subordinated notes	500
Purchases of treasury shares - Orange Vision 2020 free share award plan	(27)	(101)
Other proceeds (purchases) from treasury shares	(7)	3	(4)
Capital increase (decrease) - non-controlling interests	(108)	(87)	(66)
Changes in ownership interests with no gain/loss of control	(7)	(6)
Changes in ownership interests with no gain/loss of control			1
Dividends paid to owners of the parent company	(1,857)	(1,860)	(1,729)
Dividends paid to non-controlling interests	(243)	(246)	(236)
Net cash used in financing activities	(247)	(1,499)	(2,834)
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance	5,081	5,333	6,267
Cash change in cash and cash equivalents	1,029	(253)	(894)
Effect of exchange rates changes on cash and cash equivalents and other non-monetary effects	3	1	(40)
Cash and cash equivalents in the closing balance	6,112	5,081	5,333
Orange Bank, operating segment [member] | Operating segments [member]
Cash flows from (used in) operating activities [abstract]
Consolidated net income	(185)	(168)	(94)
Non-monetary items and reclassified items for presentation	91	40	38
Adjustments to reconcile profit (loss) [abstract]
Decrease (increase) in trade receivables, gross	(1)
Increase (decrease) in trade payables	(3)	44	46
Changes in other assets and liabilities	(726)	(81)	284
Operating taxes and levies paid	0	(1)	(3)
Interest paid and interest rates effects on derivatives, net	0
Income tax paid	0		1
Net cash provided by operating activities	(824)	(166)	272
Cash flows from (used in) investing activities [abstract]
Purchases (sales) of property, plant and equipment and intangible assets	(28)	(37)	(67)
Purchases of equity securities measured at fair value	(5)	(14)
Decrease (increase) in securities and other financial assets	368	77	(63)
Net cash used in investing activities	335	26	(130)
Cash flows from (used in) financing activities [abstract]
Lease liabilities repayment	(4)
Increase (decrease) of bank overdrafts and short-term borrowings	140	56	136
Decrease (increase) of cash collateral deposits	(19)	5	11
Capital increase (decrease) - non-controlling interests	187	155	100
Net cash used in financing activities	305	216	247
Effect of exchange rate changes on cash and cash equivalents [abstract]
Cash and cash equivalents in the opening balance	553	477	88
Cash change in cash and cash equivalents	(185)	76	389
Cash and cash equivalents in the closing balance	€ 369	€ 553	€ 477